Capital and reserves - Share-Based Payment Arrangements (Details) $ in Thousands		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses recognized		$ 490	$ 707	$ 368
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued upon exercise	1
Number of instruments	4,990,000
Contractual life	6 years
Number of outstanding and exercisable options		2,495,000
Stock options | Vesting period 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Vesting term	2 years
Stock options | Vesting period 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
Vesting term	3 years
Stock options | Vesting period 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
Vesting term	4 years